Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	18.81%	17.95%	(17.27%)	28.01%
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	1.20%	4.22%	(12.65%)
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.27%	9.81%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	19.92%	12.50%	(19.80%)
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	10.47%	13.07%	(18.71%)	9.32%	12.46%	16.98%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	20.55%	11.12%	(18.81%)	21.33%	(3.39%)